Financial Instruments-Risk Management - Summary of Credit Risk Exposures (Detail) - CAD ($) $ in Millions		Oct. 31, 2023	Oct. 31, 2022
Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total			$ 1,247,700
Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn		$ 961,187
Undrawn commitments		212,075
Other exposures		125,425
Total		1,298,687
Canada [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total			710,049
Canada [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn		575,320
Undrawn commitments		152,872
Other exposures		37,813
Total		766,005
United States [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total			247,672
United States [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn		137,284
Undrawn commitments		35,009
Other exposures		51,281
Total		223,574
Chile [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total			60,528
Chile [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn		58,905
Undrawn commitments		3,491
Other exposures		4,337
Total		66,733
Mexico [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total			50,793
Mexico [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn		56,227
Undrawn commitments		3,007
Other exposures		3,062
Total		62,296
Peru [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total			32,176
Peru [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn		26,642
Undrawn commitments		2,358
Other exposures		3,467
Total		32,467
Colombia [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total			13,291
Colombia [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn		14,212
Undrawn commitments		1,505
Other exposures		1,116
Total		16,833
Europe [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total			46,156
Europe [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn		19,474
Undrawn commitments		6,347
Other exposures		17,460
Total		43,281
Caribbean [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total			32,057
Caribbean [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn		30,498
Undrawn commitments		2,237
Other exposures		1,239
Total		33,974
Latin America (other) [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total			20,890
Latin America (other) [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn		18,084
Undrawn commitments		1,518
Other exposures		2,070
Total		21,672
All other countries [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total			34,088
All other countries [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn		24,541
Undrawn commitments		3,731
Other exposures		3,580
Total		31,852
Non retail [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total			797,644
Non retail [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn		557,552
Undrawn commitments		103,721
Other exposures		125,367
Total		786,640
Non retail [member] | IRB portfolio [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total			725,007
Non retail [member] | IRB portfolio [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn		484,741
Undrawn commitments		96,442
Other exposures		118,781
Total		699,964
Non retail [member] | IRB portfolio [member] | Corporate segment [Member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total			453,426
Non retail [member] | IRB portfolio [member] | Corporate segment [Member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn		227,187
Undrawn commitments		80,691
Other exposures		83,697
Total		391,575
Non retail [member] | IRB portfolio [member] | Bank [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total			37,425
Non retail [member] | IRB portfolio [member] | Bank [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn		17,928
Undrawn commitments		12,865
Other exposures		24,303
Total		55,096
Non retail [member] | IRB portfolio [member] | Sovereign [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total			234,156
Non retail [member] | IRB portfolio [member] | Sovereign [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn		239,626
Undrawn commitments		2,886
Other exposures		10,781
Total		253,293
Non retail [member] | Standardized portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Total		87,000	73,000
Non retail [member] | Standardized portfolio [Member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total			72,637
Non retail [member] | Standardized portfolio [Member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn		72,811
Undrawn commitments		7,279
Other exposures		6,586
Total		86,676
Non retail [member] | Standardized portfolio [Member] | Corporate segment [Member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total			59,866
Non retail [member] | Standardized portfolio [Member] | Corporate segment [Member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn		45,471
Undrawn commitments		7,082
Other exposures		5,706
Total		58,259
Non retail [member] | Standardized portfolio [Member] | Bank [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total			3,788
Non retail [member] | Standardized portfolio [Member] | Bank [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn		2,096
Undrawn commitments		23
Other exposures		776
Total		2,895
Non retail [member] | Standardized portfolio [Member] | Sovereign [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total			8,983
Non retail [member] | Standardized portfolio [Member] | Sovereign [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn		25,244
Undrawn commitments		174
Other exposures		104
Total		25,522
Retail [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total			450,056
Retail [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn		403,635
Undrawn commitments		108,354
Other exposures		58
Total		512,047
Retail [member] | IRB portfolio [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1]		338,913
Retail [member] | IRB portfolio [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn		287,421
Undrawn commitments		99,190
Total	[1],[2]	386,611
Retail [member] | IRB portfolio [member] | Real estate secured [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total			254,568
Retail [member] | IRB portfolio [member] | Real estate secured [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn		236,785
Undrawn commitments		51,874
Total		288,659
Retail [member] | IRB portfolio [member] | Qualifying revolving [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total			46,435
Retail [member] | IRB portfolio [member] | Qualifying revolving [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn		16,187
Undrawn commitments		42,492
Total	[1],[2]	58,679
Retail [member] | IRB portfolio [member] | Other retail [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total			37,910
Retail [member] | IRB portfolio [member] | Other retail [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn		34,449
Undrawn commitments		4,824
Total	[1],[2]	39,273
Retail [member] | Standardized portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Total		125,000	111,000
Retail [member] | Standardized portfolio [Member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total			111,143
Retail [member] | Standardized portfolio [Member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn		116,214
Undrawn commitments		9,164
Other exposures		58
Total		125,436
Retail [member] | Standardized portfolio [Member] | Real estate secured [member]
Disclosure of detailed information about financial instruments [line items]
Total		65,000	63,000
Retail [member] | Standardized portfolio [Member] | Real estate secured [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total			63,054
Retail [member] | Standardized portfolio [Member] | Real estate secured [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn		64,888
Undrawn commitments		108
Total		64,996
Retail [member] | Standardized portfolio [Member] | Other retail [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total			$ 48,089
Retail [member] | Standardized portfolio [Member] | Other retail [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn		51,326
Undrawn commitments		9,056
Other exposures		58
Total		$ 60,440

[1]	After credit risk mitigation.
[2]	Regulatory amounts reported in 2023 are under Revised Basel III requirements and are not directly comparable to amounts reported in 2022.